Share-based compensation (Details 3) (Share Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y M	Dec. 31, 2010	Dec. 31, 2009
Share Awards
Share-based compensation
Vesting period (in years)	3 years
Number of nonvested awards outstanding (in shares)	550,763	489,010
Granted (in shares)	333,479	308,528	312,661
Vested (in shares)	269,076	271,450	331,650
Forfeited (in shares)	2,650	3,250	1,250
Weighted average grant-date fair value of share awards granted (in dollars per share)	$ 75.32
Total fair value of share awards vested, based on the market price on the vesting date (in dollars)	$ 19.0
Unrecognized compensation related to nonvested share awards (in dollars)	19.3
Period over which unrecognized compensation cost is expected to be recognized (in years)	3
Weighted-average period to recognize unrecognized compensation cost (in months)	23
Capitalized stock compensation (in dollars)	$ 8.5	$ 8.4	$ 8.8